Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies

From time to time, the Company is party to legal proceedings arising in the ordinary course of business. Based on information currently available, and based on its evaluation of such information, the Company believes the legal proceedings in which it is currently involved are not material or are not likely to result in a material adverse effect on the Company’s business, financial condition or results of operations, or cannot currently be estimated.